Note 14 - Income Taxes	6 Months Ended
Sep. 30, 2019
Statement Line Items [Line Items]
Disclosure of income tax [text block]
14.	INCOME TAXES

	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	Sept. 30, 2019	Sept. 30, 2018	Sept. 30, 2019	Sept. 30, 2018
Current income tax expense (recovery)	$3,051	$(652)	$3,513	$(1,909)
Deferred tax expense (recovery)	(998)	560	(3,754)	6,500
Provision for (recovery of) income taxes	$2,053	$(92)	$(241)	$4,591